Fair value of Above Market Acquired Time Charters (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Of Above Market Acquired Time Charters [Abstract]
Estimated aggregate amortization expense of the above market acquired time charters
Twelve month periods ending	Amount
June 30, 2015	$3,525
June 30, 2016	1,304
Total	$4,829